Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32643

CEA TNYS

05068319

NYSE

RECD S.E.C.
OCT 1 2 2005
1086

October 12, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ING Global Advantage and Premium Opportunity Fund, Common Shares of Beneficial Interest, $0.01 Par Value Per Share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 12, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
OCT 18 2005
THOMSON
FINANCIAL